Offerings - Offering: 1	May 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,300,000
Proposed Maximum Offering Price per Unit	27.65
Maximum Aggregate Offering Price	$ 35,945,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,964
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) shall also cover any additional shares of common stock, par value $0.0001 per share, of the Registrant (“Common Stock”) that may become issuable under the GBank Financial Holdings Inc. 2026 Incentive Compensation Plan by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of shares of Common Stock outstanding.

(2)
Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of $27.65 per share of Common Stock, which is the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Capital Market on May 13, 2026, a date within five (5) business days prior to the date of the filing of this Registration Statement.

(3)
Consists of 1,300,000 shares of Common Stock reserved for issuance pursuant to awards granted under the GBank Financial Holdings Inc. 2026 Incentive Compensation Plan.